SCUDDER
                                                                     INVESTMENTS

Value Funds II

Scudder Large Company Value Fund

Supplement to the fund's currently effective prospectus

CLASS I SHARES

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The above fund currently offers six classes of shares to provide investors with different purchasing options. Class A, Class B and Class C shares are described in the fund's Class A, B and C prospectus, and Class I shares are described in the prospectus as supplemented hereby. The fund offers two other classes of shares designated as Class AARP and Class S shares in a separate Class AARP and S prospectus. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans), unaffiliated banks and insurance companies purchasing for their own accounts, and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only through Scudder Distributors, Inc. ("SDI"), principal underwriter for the fund, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

Performance for the fund's Class I shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of Scudder Large Company Value Fund.

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Fee Table
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On Purchases                        None
(% of offering price)
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Maximum Contingent Deferred Sales Charge (Load) (% of redemption
proceeds)                                                               None
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Maximum Sales Charge (Load) Imposed on Reinvested
Dividends/Distributions                                                 None
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Redemption Fee                                                          None
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Exchange Fee                                                            None
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                                          0.59%
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Distribution/Service (12b-1) Fee                                        None
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Other Expenses*                                                         0.19%
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Total Annual Operating Expenses*                                        0.78%
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Expense Waiver*                                                         0.02%
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Net Annual Operating Expenses                                           0.76%
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*        Restated to reflect maximum annual estimated costs. Through September
         30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.16% for Class I shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by this class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.755% for Class I shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Example

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Fees and expenses if you sold shares after   1 Year   3 Years  5 Years  10 Years
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Scudder Large Company Value Fund               $78     $245     $429       $962
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

Financial Highlights

Scudder Large Company Value Fund -- Class I

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                                                              2002^a    2001^b
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Selected Per Share Data
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Net asset value, beginning of period                        $26.19    $26.58
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Income (loss) from investment operations:
  Net investment income (loss)^c                               .31       .02
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  Net realized and unrealized gain (loss) on investment
  transactions                                               (5.34)     (.41)
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  Total from investment operations                           (5.03)     (.39)
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Less distributions from:
  Net investment income                                       (.21)       --
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  Net realized gains on investment transactions              (1.69)       --
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  Total distributions                                        (1.90)       --
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Net asset value, end of period                              $19.26    $26.19
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Total Return (%)                                             (20.16)   (1.47)**
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ millions)                          21        32
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Ratio of expenses (%)                                          .69       .69*
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Ratio of net investment income (loss) (%)                     1.36       .64*
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Portfolio turnover rate (%)                                     52        80
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^a  For the year ended July 31.

^b For the period from June 25, 2001 (commencement of sales of Class I shares) to July 31, 2001.

^c  Based on average shares outstanding during the period.

*   Annualized

**  Not annualized

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

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Scudder Money Funds -- Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund in the Scudder family of funds. Conversely, shareholders of Scudder Money Funds -- Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that the shares are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of the fund.










February 21, 2003